UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    November 14, 2001

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:   $105,751

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc            COM              00184A105     1108 33485.00 SH       SOLE                 31785.00           1700.00
Agilent Technologies           COM              00846U101     1399 71571.00 SH       SOLE                 67071.00           4500.00
American SuperConductor        COM              030111108     1050 112400.00SH       SOLE                106400.00           6000.00
Anadarko Petroleum Corp        COM              032511107     3374 70175.00 SH       SOLE                 65775.00           4400.00
BP p.l.c. ADR                  ADR              055622104     1332 27083.00 SH       SOLE                 27083.00
Bellsouth Corp                 COM              079860102     1832 44080.00 SH       SOLE                 41780.00           2300.00
Campbell Soup Company          COM              134429109      568 20300.00 SH       SOLE                 19300.00           1000.00
Caterpillar, Inc               COM              149123101     4916 109725.00SH       SOLE                103325.00           6400.00
Chevron Corp.                  COM              166751107     1614 19050.00 SH       SOLE                 17150.00           1900.00
Cisco Systems, Inc.            COM              17275R102      627 51492.00 SH       SOLE                 44592.00           6900.00
Coca-Cola Company              COM              191216100     3107 66313.00 SH       SOLE                 59713.00           6600.00
Conagra Foods, Inc.            COM              205887102     1813 80750.00 SH       SOLE                 76250.00           4500.00
Corning Inc.                   COM              219350105      956 108400.00SH       SOLE                101600.00           6800.00
Dow Chemical                   COM              260543103     1982 60500.00 SH       SOLE                 60500.00
Duke Energy Company            COM              264399106     5485 144910.00SH       SOLE                135510.00           9400.00
El Paso Corp Com               COM              28336L109     2216 53335.00 SH       SOLE                 50235.00           3100.00
Emerson Electric               COM              291011104     4328 91975.00 SH       SOLE                 85975.00           6000.00
Exxon Mobil Corp               COM              30231G102     3164 80300.00 SH       SOLE                 76100.00           4200.00
Fuelcell Energy Inc            COM              35952H106      582 39300.00 SH       SOLE                 39300.00
Genentech Inc                  COM              368710406      801 18200.00 SH       SOLE                 16700.00           1500.00
General Electric               COM              369604103     3183 85575.00 SH       SOLE                 77775.00           7800.00
Hewlett-Packard                COM              428236103     1991 124062.00SH       SOLE                115862.00           8200.00
Honeywell, Inc                 COM              438516106     2632 99700.00 SH       SOLE                 95100.00           4600.00
Idacorp                        COM              451107106     1105 30900.00 SH       SOLE                 28900.00           2000.00
Ingersoll-Rand Co              COM              456866102      439 13000.00 SH       SOLE                 12000.00           1000.00
Intel Corp                     COM              458140100     3430 167820.00SH       SOLE                157620.00          10200.00
International Rectifier        COM              460254105     2656 97525.00 SH       SOLE                 91525.00           6000.00
Johnson & Johnson              COM              478160104     2822 50940.00 SH       SOLE                 50940.00
Lilly, Eli & Co                COM              532457108     2192 27160.00 SH       SOLE                 25760.00           1400.00
Lucent Technology              COM              549463107      307 53600.00 SH       SOLE                 50100.00           3500.00
Merck & Co., Inc               COM              589331107     5003 75122.00 SH       SOLE                 69522.00           5600.00
Microsoft Corp                 COM              594918104      470  9190.00 SH       SOLE                  2790.00           6400.00
Minnesota Mining               COM              604059105     3196 32480.00 SH       SOLE                 30480.00           2000.00
Oracle Corp.                   COM              68389X105     1711 136020.00SH       SOLE                124020.00          12000.00
Parker-Hannifin Corp.          COM              701094104      894 26050.00 SH       SOLE                 24300.00           1750.00
Pfizer, Inc                    COM              717081103     3384 84399.00 SH       SOLE                 77524.00           6875.00
Proctor & Gamble               COM              742718109     1507 20704.00 SH       SOLE                 19704.00           1000.00
Qualcomm, Inc.                 COM              747525103     4623 97240.00 SH       SOLE                 91040.00           6200.00
Royal Dutch Petroleum Co.      ADR              780257804      221  4400.00 SH       SOLE                  4400.00
Schering-Plough Corp           COM              806605101      277  7455.00 SH       SOLE                  7455.00
Southern Co                    COM              842587107     3027 126225.00SH       SOLE                118725.00           7500.00
Sun Microsystems               COM              866810104      371 44905.00 SH       SOLE                 41905.00           3000.00
SunTrust Banks, Inc.           COM              867914103     5358 80457.00 SH       SOLE                 75457.00           5000.00
Synovus Financial Corp         COM              87161C105     1060 38422.00 SH       SOLE                 35122.00           3300.00
Texaco Inc                     COM              881694103      655 10075.00 SH       SOLE                 10075.00
Texas Instruments              COM              882508104     3260 130510.00SH       SOLE                122710.00           7800.00
Timken Co.                     COM              887389104     2137 156000.00SH       SOLE                145500.00          10500.00
Verizon Communications         COM              92343V104     1650 30500.00 SH       SOLE                 28700.00           1800.00
Wells Fargo                    COM              949746101     3934 88500.00 SH       SOLE                 83000.00           5500.00